Segment information - Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 275,761,298	$ 275,852,753	$ 65,179,515
Non-current assets	69,288,993	41,535,087	32,975,407
Hong Kong
Disclosure of geographical areas [line items]
Revenue	210,934,144	124,926,420	35,411,518
Non-current assets	67,151,416	10,993,322	3,419,570
United Kingdom
Disclosure of geographical areas [line items]
Revenue	64,827,154	150,926,333	29,767,997
Non-current assets	1,816,121	30,334,739	29,510,377
Rest of the world
Disclosure of geographical areas [line items]
Non-current assets	$ 321,456	$ 207,026	$ 45,460